Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
Property and Equipment [Abstract]
Schedule of property and equipment

	March 31, 2018	March 31, 2017
Leasehold improvements	$755,466	$-
Computer and equipment	202,292	50,267
Motor vehicle	161,074	25,468
Less-Accumulated depreciation	(58,456)	(42,911)
Total, net	$1,060,376	$32,824